Subsequent Events (Details) - Subsequent Event - Business Combination Agreement - Subscription Agreements	Jul. 27, 2021 USD ($) $ / shares shares
Private Placement Warrants
Subsequent Event [Line Items]
Aggregate purchase price | $	$ 121,500,000
Class A Common Stock
Subsequent Event [Line Items]
Purchase of shares | shares	12,150,000
Purchase price of per share | $ / shares	$ 10.00